225 West Wacker Drive	Telephone:	+1 312 696-6000
Chicago	Facsimile:	+1 312 696-6009
Illinois 60606

March 7, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Dear Sir/Madam:

On March 7, 2008, Morningstar, Inc. filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2007.

The financial statements in the Annual Report on Form 10-K for the fiscal year ended December 31, 2007 do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

Please call me if you have if you have any questions about the foregoing.  My direct telephone number is (312) 696-6132.

Very truly yours,

/s/ Richard E. Robbins

Richard E. Robbins
General Counsel and Corporate Secretary